STOCK/UNITS	9 Months Ended
Sep. 30, 2023
Greens Natural Foods, Inc. [Member]
STOCK/UNITS

NOTE 7 – STOCK/UNITS

The Company has authorized and issued 2,200 shares of common stock. Of these shares, 2,000 are at $.001 par value and 200 at no par. The limited liability companies are single member limited liability companies with no units issued and outstanding.